UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3266

                      (Investment Company Act File Number)


                  Federated Government Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  02/28/07


               Date of Reporting Period:  Quarter ended 11/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED GOVERNMENT INCOME SECURITIES, INC.
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   U.S. TREASURY--27.0%
  $ 24,000,000   1 Notes, 4.875%, 10/31/2008 - 5/15/2009                                                             $    24,133,508
     5,100,000   1 Notes, 3.375%, 11/15/2008                                                                               4,983,734
    32,000,000     Notes, 4.625%, 11/15/2009 - 11/15/2016                                                                 32,271,808
    36,700,000   1 Notes, 4.250%, 10/15/2010 - 8/15/2013                                                                  36,382,156
    10,200,000     Bonds, 7.250%, 5/15/2016                                                                               12,350,592
     6,531,590     Inflation Protected Note, Series D-2016, 2.500%, 7/15/2016                                              6,726,626
    16,200,000     Bonds, 8.125%, 5/15/2021 - 8/15/2021                                                                   22,104,882
     6,500,000     Bonds, 6.875%, 8/15/2025                                                                                8,269,491
     9,000,000   1 Bonds, 5.375%, 2/15/2031                                                                                9,976,327
                      TOTAL U.S. TREASURY (IDENTIFIED COST $155,345,626)                                                 157,199,124
                   GOVERNMENT AGENCIES--8.0%
                   FEDERAL HOME LOAN BANK SYSTEM--4.1%
    24,000,000     4.625%, 2/1/2008                                                                                       23,874,072
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--3.0%
    15,000,000     5.000%, 11/1/2010                                                                                      14,924,887
     2,500,000     5.625%, 11/23/2035                                                                                      2,488,857
                      TOTAL                                                                                               17,413,744
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
     5,000,000     6.000%, 5/15/2011                                                                                       5,253,665
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $46,300,788)                                             46,541,481
                   MORTGAGE BACKED SECURITIES--55.6%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--35.1%
    73,080,846   2 5.000%, 2/1/2019 - 4/1/2036                                                                            71,606,663
    92,476,682   3 5.500%, 12/1/2020 - 1/1/2037                                                                           92,368,448
    17,871,032   3 6.000%, 4/1/2036 - 12/1/2036                                                                           18,068,464
     9,700,000   3 6.500%, 12/1/2036                                                                                       9,897,585
    10,625,997     7.000%, 9/1/2030 - 4/1/2032                                                                            10,968,692
       974,657     7.500%, 6/1/2007 - 12/1/2015                                                                            1,000,253
       410,150     8.000%, 2/1/2031                                                                                          430,145
                      TOTAL                                                                                              204,340,250
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--19.6%
    28,199,500     4.500%, 12/1/2019                                                                                      27,497,313
    13,960,522     5.000%, 3/1/2034                                                                                       13,675,121
    32,069,328     5.500%, 9/1/2034 - 1/1/2036                                                                            31,962,594
    34,715,091   3 6.000%, 5/1/2016 - 12/1/2036                                                                           35,154,564
     1,760,000   3 6.500%, 12/1/2036                                                                                       1,795,713
       870,268     7.000%, 1/1/2031 - 3/1/2032                                                                               899,329
     2,009,704     7.500%, 7/1/2028 - 2/1/2030                                                                             2,118,946
       574,799     8.000%, 2/1/2030 - 1/1/2031                                                                               603,944
                      TOTAL                                                                                              113,707,524
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-0.9%
       510,291     5.500%, 12/20/2014 - 5/20/2018                                                                            511,619
       311,217     6.000%, 12/15/2013 - 5/15/2024                                                                            317,785
       215,129     6.500%, 9/15/2013 - 5/20/2016                                                                             220,322
       385,162     7.000%, 4/20/2016 - 10/15/2028                                                                            399,822
       377,974     7.500%, 7/15/2029 - 1/15/2031                                                                             395,651
        75,692     8.000%, 6/15/2017                                                                                          79,708
       204,657     8.500%, 12/15/2029 - 11/15/2030                                                                           221,169
        11,312     9.000%, 2/15/2009                                                                                          11,608
       641,131     10.500%, 3/15/2016                                                                                        720,230
       419,227     11.000%, 1/15/2010 - 10/15/2019                                                                           477,368
     1,249,915     12.000%, 5/15/2011 - 1/15/2016                                                                          1,426,752
       495,313     12.500%, 4/15/2010 - 7/15/2015                                                                            560,499
        62,196     13.000%, 3/15/2011 - 11/15/2014                                                                            71,593
                      TOTAL                                                                                                5,414,126
                      TOTAL MORTGAGE BACKED SECURITIES                                                                   323,461,900
                       (IDENTIFIED COST $316,912,267)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--15.1%
     6,117,123     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                          6,021,278
     4,510,390     Federal Home Loan Mortgage Corp. REMIC 2981 FA, 5.720%, 5/15/2035                                       4,518,012
    11,730,509     Federal Home Loan Mortgage Corp. REMIC 3160 FD, 5.650%, 5/15/2036                                      11,779,391
     8,751,633     Federal Home Loan Mortgage Corp. REMIC 3175 FE, 5.630%, 7/15/2036                                       8,777,546
     3,035,271     Federal Home Loan Mortgage Corp. REMIC 3206 FE, 5.720%, 8/15/2036                                       3,050,404
     1,971,461     Federal National Mortgage Association REMIC 2005-63 FC, 5.570%, 10/25/2031                              1,973,416
     2,625,397     Federal National Mortgage Association REMIC 2006-43 FL, 5.720%, 6/25/2036                               2,644,805
     8,597,449     Federal National Mortgage Association REMIC 2006-58 FP, 5.620%, 7/25/2036                               8,633,487
     5,890,491     Federal National Mortgage Association REMIC 2006-81 FB, 5.670%, 9/25/2036                               5,929,938
     3,432,327     Federal National Mortgage Association REMIC 2006-93 FM, 5.700%, 10/25/2036                              3,431,584
     4,947,267     Federal National Mortgage Association REMIC 2006-104 FY, 5.660%, 11/25/2036                             4,956,888
     4,873,639     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                    4,797,504
     3,914,084     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                               3,883,301
     7,298,812     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.576%, 11/25/2034                       7,288,375
     5,565,388     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.520%, 8/7/2011                                     5,567,521
     4,637,982     Washington Mutual 2006-AR1, Class 2A1B, 5.828%, 1/25/2046                                               4,644,267
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           87,897,717
                       (IDENTIFIED COST $86,496,492)
                   ADJUSTABLE RATE MORTGAGES-4.1%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION ARM-3.5%
    11,071,919     5.612%, 7/1/2036                                                                                       11,155,523
     5,565,918     5.681%, 4/1/2036                                                                                        5,621,589
     3,316,364     5.720%, 9/1/2036                                                                                        3,350,532
                      TOTAL                                                                                               20,127,644
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM-0.6%
     3,615,969     5.466%, 5/1/2036                                                                                        3,646,719
                      TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $23,568,421)                                       23,774,363
                   REPURCHASE AGREEMENTS-15.5%
     3,105,000   4 Interest in $188,862,000 joint repurchase agreement 5.270%, dated 11/13/2006 under which Banc           3,105,000
                   of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/15/2033 for $189,663,772 on 12/12/2006. The market value of the underlying securities at the end of the period was $194,449,903 (segregated pending settlement of dollar-
                   roll transactions).
    30,000,000     Interest in $2,750,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which              30,000,000
                   Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/18/2016 for $2,750,406,389 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,805,000,660 (purchased with proceeds from securities lending collateral).
    26,161,000     Interest in $2,000,000,000 joint repurchase agreement 5.320%, dated 11/30/2006 under which             26,161,000
                   Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358.
    30,668,000     Interest in $2,450,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which UBS          30,668,000
                   Securities LLC will repurchase a U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/1/2036 for $2,450,362,056 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,509,908,960 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               89,934,000
                      TOTAL INVESTMENTS-125.3%                                                                           728,808,585
                       (IDENTIFIED COST $718,557,594)5
                      OTHER ASSETS AND LIABILITIES-NET---(25.3)%                                                       (147,071,379)
                      TOTAL NET ASSETS---100%                                                                        $   581,737,206


1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of November 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED                MARKET VALUE OF COLLATERAL
     $59,013,889                                                     $60,668,000

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

3 All or apportion of these securities may be subject to dollar roll transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 At November 30, 2006, the cost of investments for federal tax purposes was $719,738,124. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $9,070,461. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,728,668 and net unrealized depreciation from investments for those securities having an excess of cost over value of $658,207.

     At November 30, 2006, the Fund had the following outstanding long futures contracts:

   DESCRIPTION                    NUMBER OF   NOTIONAL  EXPIRATION    UNREALIZED
                                  CONTRACTS   VALUE     DATE        APPRECIATION
    6U.S. Treasury Note
     5 Year Futures               140       $14,861,875 March 2007       $43,161
    6U.S. Treasury Bond Futures    40        $4,575,000 March 2007       $30,457
                   TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS    $73,618

 6 Non-income producing security.



Note:           The categories of investments are shown as a percentage of total net assets at November 30, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealer or other financial institutions that trade the securities.


The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED GOVERNMENT INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007


BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007







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